UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Schedule of unsecured debentures and term loans, net
(a)	Unsecured Debentures and Term Loans, Net

As at December 31,		2021		2020
	Maturity Date	Amortized Cost (1)	Principal issued and outstanding	Amortized Cost (1)	Principal issued and outstanding
2021 Debentures	July 5, 2021	$—	$—	$249,870	$250,000
2023 Debentures	November 30, 2023	399,387	400,000	399,066	400,000
2027 Debentures	June 4, 2027	497,618	500,000	497,179	500,000
2028 Debentures	August 30, 2028	497,420	500,000	—	—
2030 Debentures	December 18, 2030	497,317	500,000	497,060	500,000
2024 Term Loan	December 19, 2024	233,740	234,136	235,419	235,949
2026 Term Loan	December 11, 2026	299,607	300,000	299,528	300,000
		$2,425,089	$2,434,136	$2,178,122	$2,185,949

(1)
The amounts outstanding are net of deferred financing costs and, in the case of the term loans, debt modification losses. The deferred financing costs and debt modification losses are amortized using the effective interest method and are recorded in interest expense.

As at December 31,	2021	2020
Unsecured Debentures and Term Loans, Net
Non-current	$2,425,089	$1,928,252
Current	—	249,870
	$2,425,089	$2,178,122

Schedule of cross currency interest rate swaps
(b)	Cross Currency Interest Rate Swaps

As at December 31,	2021	2020
Financial assets at fair value
2027 Cross Currency Interest Rate Swap	$28,752	$28,676
2030 Cross Currency Interest Rate Swap	26,172	—
2026 Cross Currency Interest Rate Swap	7,844	—
	$62,768	$28,676
Financial liabilities at fair value
2021 Cross Currency Interest Rate Swap	$—	$16,953
2023 Cross Currency Interest Rate Swap	6,551	36,540
2028 Cross Currency Interest Rate Swap	7,017	—
2030 Cross Currency Interest Rate Swap	—	10,545
2024 Cross Currency Interest Rate Swap	5,056	25,370
2026 Cross Currency Interest Rate Swap	—	24,856
	$18,624	$114,264

As at December 31,	2021	2020
Financial assets at fair value
Non-current	$62,768	$28,676
Current	—	—
	$62,768	$28,676
Financial liabilities at fair value
Non-current	$18,624	$97,311
Current	—	16,953
	$18,624	$114,264